Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from Operating Activities:
Net loss	$ (4,093,364)	$ (1,223,737)	$ (1,457,470)	$ (1,171,921)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	128,351	36,758	50,765	31,362
Stock issued for compensation	290,162			818,595
Amortization of debt discount	322,476	300,000	304,808
Asset Impairment	946,931
Loss on early extinguishment of debt	112,583
Bad debt expense	124,082
Change in operating assets and liabilities:
Accounts receivable, net	110,803	(332,604)	(1,103,257)	50,693
Prepaid expenses	51,444	17,997	20,912	(24,512)
Other assets	(69,332)	(3,211)	5,146	(7,389)
Accounts Payable Related Party			75,000
Accounts payable	312,313	40,149	53,783	204,618
Unearned revenue		(32,988)	(32,988)	32,988
Accrued liabilities	309,871	325,479	383,835
Net Cash used in operating activities	(1,453,680)	(872,157)	(1,699,466)	(65,566)
Cash flows from Investing Activities:
Capitalization of internally developed software	(752,135)	(92,727)	(258,933)
Purchases of property and equipment	(8,979)	(9,639)	(20,985)	(47,016)
Net Cash used in investing activities	(761,114)	(102,366)	(279,918)	(47,016)
Cash flows from Financing Activities:
Shareholder Loan	40,000
Borrowings (Repayments) on line of credit,net	(24,606)	51,500	51,500	262,500
Payment for repurchase of common stock		(25,000)	(94,165)
Settlement payments	(115,278)
Loan proceeds	1,220,000	443,908	1,193,908
Loan proceeds from factor, net	(383,427)		827,075
Repayments of debt obligations	(472,753)	(31,786)	(33,087)	(38,715)
Proceeds from convertible promissory notes				170,000
Issuance of stock for cash net of offering cost	1,243,000	394,583	730,183
Payments on Capital Leases			(1,072)
Payments of stockholder distributions				(137,495)
Net Cash provided by (used in) financing activities	1,506,936	833,205	2,674,342	256,290
Net Increase (decrease) in cash	(707,858)	(141,318)	694,958	143,708
Cash at beginning of year	893,458	198,500	198,500	54,792
Cash at end of year	185,600	57,182	893,458	198,500
Supplemental schedule of cash paid during the year for:
Interest	376,539	25,827	36,156	24,407
Income Taxes
Supplemental schedule of non-cash investing and financing activities:
Issuance of stock to repay debt	514,667	563,908	563,908
Capital lease obligation incurred for use of equipment	90,099	38,704	38,704
Beneficial conversion feature on convertible debt charged to additional paid in capital		300,000	300,000
Conversion of $300,000 notes to common stock		300,000	300,000
Shares issued as loan fee	679,353		343,500
Financed Equipment purchases
Insurance premium finance contract recorded as prepaid asset	57,573
Prepaid common stock issued for services	1,278,021
Transfer of accounts payable to notes payable			65,000
Reclassification line of credit to note payable	$ 133,333